Employees' leaving entitlement	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employees' leaving entitlement
19	Employees’ leaving entitlement

Changes to employees’ leaving entitlement occurring during 2018 and 2017 are analysed as follows:

Balance as at January 1, 2017	19,426
Current service cost	119
Interest expense	247
Benefits paid	(1,080)
Actuarial losses	108

Balance as at December 31, 2017	18,820
Current service cost	148
Interest expense	235
Benefits paid	(1,449)
Actuarial gains	(573)

Balance as at December 31, 2018	17,181

The employees’ leaving entitlement refers to a defined benefit plan provided for by the Italian legislation due and payable upon termination of employment, assuming immediate separation (see note 4 (q)).

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/18	31/12/17	01/01/17
Annual discount rate	1.57%	1.30%	1.31%
Annual future salary increase rate	0.00%	0.00%	0.00%
Annual inflation rate	1.50%	1.50%	1.50%
Annual DBO increase rate	2.625%	2.625%	2.625%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	4.00%	4.00%	4.00%
Annual frequency of DBO advances	2.00%	2.00%	2.00%

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2018 and 2017 is reported as follows:

	31/12/18	31/12/17
+1% on turnover rate	(68)	(118)
-1% on turnover rate	75	132
+0.25% on annual inflation rate	259	298
-0.25% on annual inflation rate	(256)	(292)
+0.25% on annual discount rate	(402)	(461)
-0.25% on annual discount rate	417	479

The sensitivity analysis above has been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analysis is based on a change in a significant assumption, keeping all other assumptions constant. Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

The following are the expected payments or contributions to the defined benefit plan in future years:

	31/12/18	31/12/17
Within 1 year	1,065	1,199
Between 2 and 5 years	4,181	4,441

The average duration of the defined benefit plan as at December 31, 2018 and 2017 is 10.63 years and 11.19 years, respectively.